Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Summary of property and equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Total
	$	$	$	$
Cost
Balance – December 31, 2019	580	1,118	360	2,058
Additions	534	654	—	1,188
Dispositions	(107)	—	—	(107)
Effects of foreign exchange	71	84	33	188
Balance – December 31, 2020	1,078	1,856	393	3,327
Additions	1,094	51	—	1,145
Effects of foreign exchange	(74)	(77)	(34)	(185)
Balance – December 31, 2021	2,098	1,830	359	4,287

Accumulated depreciation
Balance – December 31, 2019	291	232	58	581
Depreciation	207	183	15	405
Effects of foreign exchange	28	17	6	51
Balance – December 31, 2020	526	432	79	1,037
Depreciation	362	298	13	673
Effects of foreign exchange	(34)	(23)	(11)	(68)
Balance – December 31, 2021	854	707	81	1,642

Carrying value
Balance – December 31, 2020	552	1,424	314	2,290
Balance – December 31, 2021	1,244	1,123	278	2,645